Document and Entity Information	0 Months Ended
Dec. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 29, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Apr. 01, 2014
AllianzGI Global Allocation Fund | Class C
Risk/Return:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGADX
AllianzGI Global Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | Class R
Risk/Return:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Class A
Risk/Return:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Class B
Risk/Return:
Trading Symbol	PALBX
AllianzGI Global Growth Allocation Fund | Class A
Risk/Return:
Trading Symbol	ASGAX
AllianzGI Global Growth Allocation Fund | Class C
Risk/Return:
Trading Symbol	ASACX
AllianzGI Global Growth Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGSDX
AllianzGI Global Growth Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGSPX
AllianzGI Global Growth Allocation Fund | Class R
Risk/Return:
Trading Symbol	ASFRX
AllianzGI Global Growth Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	AGAIX
AllianzGI Global Growth Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGFAX